Real Estate Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Real Estate Inventories

Real estate inventories consist of the following (in thousands):

	Successor	Predecessor
	September 30, 2012	December 31, 2011
Inventories owned:
Land deposits	$34,957	$26,939
Land and land under development	275,949	267,348
Homes completed and under construction	49,522	90,824
Model homes	8,718	13,423

Total	$369,146	$398,534

Inventories not owned:(1)
Other land options contracts—land banking arrangement	$44,908	$47,408

(1)	Represents the consolidation of a land banking arrangement which does not obligate the Company to purchase the lots, however, based on certain factors, the Company has determined it is economically compelled to purchase the lots in the land banking arrangement and has been consolidated. Amounts are net of deposits.

Real estate inventories consist of the following (in thousands):

	December 31,
	2011	2010
Inventories owned:(1)
Land deposits	$26,939	$27,939
Land and land under development	267,348	298,677
Homes completed and under construction	90,824	114,592
Model homes	13,423	47,698

Total	$398,534	$488,906

Inventories not owned:(2)
Other land options contracts	$47,408	$55,270

Total inventories not owned	$47,408	$55,270

(1)	The Company temporarily suspended all development, sales and marketing activities at certain of its projects which were in various stages of development. Management of the Company concluded that this strategy was necessary under the prevailing market conditions at that time and would allow the Company to market the properties at some future time when market conditions may have improved. Certain of these projects were restarted in 2010 and 2011; and, as markets continue to improve, management continues to evaluate and analyze the marketplace to potentially activate temporarily suspended projects in 2012 and beyond. The Company has incurred costs related to these certain projects of $16.1 million as of December 31, 2011, of which $14.8 million is included in Land and land under development, $0.2 million is included in Homes completed and under construction and $1.1 million is included in Model homes. The Company may bring more of these projects to market in 2012.
(2)	Includes the consolidation of certain land banking arrangements which do not obligate the Company to complete the lot purchases, however, based on certain factors, the Company has determined it is economically compelled to purchase the land in the land banking arrangement. Amounts are net of deposits.

Summary of Inventory Impairments

The following table summarizes inventory impairments recorded during the years ended December 31, 2011, 2010 and 2009:

	Year Ended December 31,
	2011	2010	2009
	(Dollars in thousands)
Inventory impairments related to:
Land under development and homes completed and under construction	$34,835	$80,197	$31,916
Land held for future development or sold	93,479	31,663	13,353

Total inventory impairments	$128,314	$111,860	$45,269

Number of projects impaired during the year	16	14	13

Number of projects assessed for impairment during the year	42	73	67